UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Item 1: Report to Shareholders

Retirement Income Fund	November 30, 2008

The views and opinions in this report were current as of November 30, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The past six months have been extraordinarily challenging even for the most experienced investors. Problems that initially began in the subprime mortgage market spread throughout the financial world, eventually causing many well-regarded financial houses to fold, seek government assistance, or find partners to stay viable. The economy has clearly lurched into what may be a long and painful recession, while financial markets have experienced extreme volatility as investors sought escape from all but the safest of asset classes. Under conditions that saw raw emotion and fear drive markets for considerable periods, the Retirement Funds posted steep declines. While we cannot predict what will happen over the near term, we remain focused on our disciplined, fundamental approach and are positioning the funds for an eventual economic and capital market recovery.

As fellow shareholders in the T. Rowe Price Retirement Funds, we share your concerns about the current extraordinary challenges facing the global economy and capital markets. We understand the profound personal impact that our funds’ performance has on our shareholders—the individuals and families that have chosen T. Rowe Price to help manage their retirement assets. As investment professionals, we continue to stand behind the detailed financial modeling and exhaustive analysis used to develop and refine our funds’ asset allocation strategies. Although we cannot predict precisely how or when the markets will recover, we remain committed to our approach and are extending every effort in pursuit of our shared goal: your long-term investment success.

HIGHLIGHTS

• The past six months have been one of the most challenging periods in decades as initial subprime credit problems spread throughout financial markets.

• U.S. and non-U.S. equity markets experienced steep declines, while unusual volatility roiled virtually every sector of the fixed-income markets.

• Weak security selection and exposure to the hard hit high-yield bond sector contributed to the underperformance across all of the Retirement Funds.

• Although it has been a difficult six months, we remain confident that our approach is appropriate for investors who are focused on the long-term goals of retirement.

A Word From Our Chairman

Dear Shareholder,

The past year has seen a substantial and painful decline in the broad stock and bond markets, both domestically and internationally, and our funds have not been immune to the turmoil. Being an investor in these times can be unsettling because there seem to be few safe havens. Prudent risk-management strategies, such as diversification, may have helped to reduce losses, but they did not avoid them.

At times like these, taking a step back to gain perspective can help. Since Thomas Rowe Price, Jr., founded our company in 1937—in the heart of the Great Depression—the firm has witnessed many market downturns, including the long, slow 1973–1974 bear market; the October 1987 crash; and the bursting of the technology bubble in the early 2000s and subsequent broad market decline. Although the magnitude and duration of the declines have varied, one thing has held true: The markets have always come back.

We also know from experience that emotional responses to financial downturns do not produce good results. Now is the time for investors to remain focused on the fundamentals and to maintain a long-term perspective. That's what we are doing at T. Rowe Price. Our experienced team of analysts and portfolio managers continually examines our portfolios to make sure each fund's holdings still make sense in the ever-changing environment. Before we buy any stock or bond, we do our own research. Our fixed-income funds rely on our independent credit analysis, not on outside ratings agencies.

As painful as market downturns are, the indiscriminate selling that accompanies a panic creates opportunities for investors who can see beyond the fear. We are using our rigorous in-house research to position our portfolios for the next upturn. As always, we remain focused on serving our shareholders. Managing our clients' assets is our only business, and our long-term success is tied to our clients' success.

Please take a moment to read this shareholder report. Your fund's manager provides a candid assessment of recent performance, helps you to see how the fund is managed, and offers a perspective for the next few months.

We know this period has been difficult for investors, and we thank you for your confidence in T. Rowe Price.

Sincerely,

Edward C. Bernard

Edward C. Bernard
Chairman, T. Rowe Price Mutual Funds

YOUR RETIREMENT FUNDS AT WORK

Although the Retirement Funds are diversified across a range of asset classes, their performance was hurt by the challenging equity markets and the broader economic fallout resulting from the global financial crisis. While our equity exposure hampered performance over the past six months, we encourage shareholders to evaluate fund performance over longer time periods. Fundamentally, we believe that retirement is a long-term goal for investors both young and old. For example, a 25 year old just starting his or her savings strategy has approximately 40 years before retirement while a 65 year old entering retirement may live another 30 years. Equities have historically provided greater growth potential than other asset classes over longer time periods and we believe that they play an essential role in a long-term retirement portfolio.

Shortfall Risk and the Role of Stocks
Americans are living longer than ever before. According to the American Society of Actuaries, more than 50% of couples retiring today at age 65 will have one spouse live to age 90, and one in four will have a spouse reach age 95. In 2045, two out of three couples will have one spouse living to 90, and one in three will have a spouse living to 95.

While Americans are living longer lives, inflation is eroding the purchasing power of our financial assets. Although inflation has averaged 3% annually over the past 80 years, it adds up over time: The purchasing power of $100 would be cut in half in just 23 years. Inflation increases the future cost of goods and services that retirees will purchase and erodes the purchasing power of assets set aside to meet these expenses. Additionally, the cost of some goods and services that an investor may need most in retirement—medical care, for example—may be rising faster than the 3% historical average.

Longevity risk and inflation risk together contribute to the possibility that investors might outlive their savings, which is known as shortfall risk. In order to minimize this risk, the Retirement Funds’ Asset Allocation Committee sets a strategic equity allocation for each portfolio that is designed to take advantage of the superior long-term growth potential of stocks. By maintaining age-appropriate allocations to equities, we believe that investors can significantly increase the chances that assets will last throughout retirement.

Volatility Risk and the Role of Bonds
Volatility risk can also have a significant impact on retirement savings. Valuations in capital markets can fluctuate substantially over time, affecting the value of individual investments in a retirement portfolio. Investors who retire in the middle of a severe bear market could face sustainability issues: Just as they begin to dip into assets to pay for retirement expenses, these assets are simultaneously experiencing negative returns. The opportunities to make up for this damage are limited by a shortened time horizon and the simultaneous need to generate a steady stream of income. By allocating a portion of assets to bonds and short-term investments, investors help to insulate their retirement portfolios from excessive short-term market volatility.

The Glide Path
 The Retirement Funds differ from other asset allocation portfolios in recognizing that over time, investors need to adjust their allocations to reflect reduced ability to absorb volatility risk while at the same time maintaining sufficient growth to provide protection against shortfall risk. As a result, the funds are designed to shift their allocation automatically over time, reducing the allocation to equities as the target retirement date draws near and continuing to reallocate for 30 years after that date.

These asset allocation shifts are predetermined and are generally represented by the glide path shown below. For example, the longest-dated funds, the Retirement 2050 and 2055 Funds, are currently at their highest equity allocation of approximately 90%. The Retirement 2005 Fund has already reached its target date but continues its gradual equity reduction. Each fund (other than the Retirement Income Fund) reaches its most conservative planned allocation approximately 30 years after its stated retirement year. At this point, the allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in bonds and short-term securities. For those who prefer a more traditional asset allocation strategy, the Retirement Income Fund maintains a relatively consistent asset allocation of approximately 60% bonds and 40% stocks.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect tactical decisions made by T. Rowe Price’s Asset Allocation Committee. Periodically, the committee may implement modest tactical changes to the neutral allocation by adding to or subtracting from a particular asset class or sector based on our market outlook. Our experienced professionals set these “target” allocations based on a careful assessment of market conditions that reflect our 12- to 18-month outlook for the domestic and global economies, various asset classes, and market sectors.

The Benefits of a Prudent Strategy
For investors who lack the time, experience, or desire to build and manage an investment portfolio for retirement, the T. Rowe Price Retirement Funds can be a convenient, one-step approach offering:

• Professional allocation: Allocating a retirement portfolio among various asset classes through stock, bond, and short-term mutual funds is designed to provide protection against short-term market volatility while offering the long-term growth potential necessary to last throughout retirement.

• Broad diversification: The funds invest in a range of underlying mutual funds that are intended to provide broad diversification within each asset class. By investing in many underlying funds that may perform differently under different market conditions, diversification can help reduce the overall effect of negative performance from one stock or sector.

• Regular rebalancing: Regular rebalancing of stock, bond, and short-term investment exposures can help keep the funds’ long-term investment strategy on track.

• Limited fees: Since the expenses of each Retirement Fund are limited to the expenses of the underlying funds, there is no additional management fee assessed for the professional allocation, diversification, and rebalancing services that we provide.

Our active management approach takes advantage of T. Rowe Price’s disciplined investment process, global research platform, and seasoned professional judgment. Our portfolio managers, research analysts, and traders continually work together to identify and evaluate investment opportunities. This can include spotting investments that others may have overlooked, reallocating to stocks when the equity markets seem undervalued, or seeking potential downside protection in bonds during bear markets. Although there is no guarantee that an actively managed portfolio will outperform, we believe that our approach will add value for Retirement Fund shareholders over the long term.

MARKET ENVIRONMENT

The slowing economy has clearly deflated any lingering concerns about inflation, allowing the Federal Reserve to aggressively lower interest rates in an effort to spur economic growth. However, rising unemployment, slower income growth, declining asset prices, and tight credit conditions remain problematic. According to the Department of Labor, new claims for unemployment benefits soared as employers cut 533,000 jobs from the nation’s payrolls in November, the largest monthly job loss in 34 years. According to the National Bureau of Economic Research, the U.S. has been in a recession since December 2007, making official what most Americans already believed about the state of the economy.

Equities
In U.S. equity markets, the lingering credit crisis finally exploded midway through the reporting period as major problems surfaced at some of the most respected names in financial services, sending shock-waves through global markets and unnerving even the most experienced investors. Shares of energy and materials companies also tumbled as commodity prices plunged in response to slowing global economic growth. Both the Russell 1000 Index of large-cap stocks and the Russell 2000 Index of small-cap stocks fell sharply during the period. Value stocks outperformed growth stocks across all market-cap ranges as the slowing global economy put tremendous downward pressure on corporate earnings.

Global equity markets posted double-digit losses as the financial crisis spread from the U.S. and stoked fears of a potentially deep and prolonged global recession. Major European stock markets fell across the board, with Austria, Norway, and Ireland being particularly hard hit. A global drop in consumer demand for imported goods hurt Japan’s export-oriented companies, while other Pacific markets posted steep losses.

Emerging markets stocks fell during the period as the U.S. financial crisis prompted wary investors to sell their riskiest assets. Declining inflationary pressures in many emerging markets countries prompted several central banks to shift their monetary policies from tightening to easing. Stocks in the Latin America region, which had been relatively resilient through midyear, suffered steep losses later in the reporting period as commodity and oil prices plunged.

Fixed Income
The Barclays Capital U.S. Aggregate Index, a broad measure of the domestic fixed-income market that was formerly the Lehman Brothers U.S. Aggregate Index, ended the period roughly flat. However, this masked the wildly disparate performance of various fixed-income sectors during a period of exceptional market turmoil. In a ripple effect, steep losses at some financial institutions caused many debt markets to seize up midway through the period. While a flight to quality from nervous investors bid up the prices of the safest issues—short-term Treasuries and other forms of federal government debt—most other categories saw steep declines. High-yield issues were far and away the worst performers, but even investment-grade corporate securities fell substantially. Municipal bonds also lost ground as liquidity problems returned to the sector. Bonds from both developed and emerging markets overseas declined.

Short-term bonds posted losses during the past six months in an environment that continued to be dominated by a flight to the safety of Treasury securities. We are maintaining our cautious outlook for the fixed-income market and will remain committed to the disciplined investment philosophy and long-term perspective that have helped us weather volatile market conditions in the past.

PERFORMANCE AND STRATEGY REVIEW

Each of the Retirement Funds underperformed its respective combined index portfolio for the six-month period ended November 30, 2008, with weak security selection as the primary reason for the underperformance. Tactically, an overweight allocation to equities versus fixed income hampered returns as most bond markets substantially outperformed stocks. Our exposure to high-yield bonds detracted from performance as the sector was hit very hard during the period. However, this was partially offset by our underweight position in high-yield bonds relative to investment-grade bonds as the high-yield sector significantly underperformed for the period.

Equities
Underperformance of our Growth Stock Fund and Value Fund were the primary detractors from performance as nervous investors fled equity markets en masse, weighing on both growth and value shares. Our non-U.S. stocks also weighed heavily on results as our international allocation to both developed and emerging markets underperformed the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our mid-cap stock holdings outperformed their benchmarks and provided a boost to relative performance but not enough to overcome the damage resulting from deteriorating markets.

Fixed Income
The fixed-income portion of the funds’ portfolio also underperformed for the period. Our exposure to high-yield bonds hurt relative performance as the sector significantly underperformed investment-grade corporate bonds when liquidity dried-up as a result of the global financial crisis. Weak security selection in the T. Rowe Price New Income Fund, particularly among its financial sector holdings, also hindered returns as this fund underperformed relative to its benchmark, the Barclays Capital U.S. Aggregate Index. Short-term bonds underperformed cash for the period due to an investor flight to the quality and safety of government-backed Treasuries.

Benchmark Composition
In order to most effectively benchmark the performance of the Retirement Funds, we have designed a combined index portfolio specifically for each fund. As broad weighted benchmarks, the weights of various asset classes in the combined index portfolios are intended to match the predetermined neutral weights given each fund’s location on the glide path. As a result, they provide a relative performance comparison for each of the Retirement Funds. Replacing the Dow Jones Wilshire 5000 Composite Index used in our May 31, 2008, report, the domestic equity portion of each fund is now compared with the Russell 3000 Index, which measures the performance of 3,000 U.S. companies representing 98% of the investable U.S. equity market. For non-U.S. equities, the MSCI EAFE Index used six months ago has been replaced with the MSCI All Country World ex-U.S. Index, primarily due to the latter’s inclusion of emerging markets. Fixed income is measured against the Barclays Capital U.S. Aggregate Index and short-term investments by the Citigroup 90-Day U.S. Treasury Bill Index, components that carry over from the previous reporting period. Tactical changes to the target allocations between equities and fixed income are not incorporated into the combined index benchmarks.

The Performance Comparison tables also show the average returns for each fund’s respective Lipper target-date categories, providing a tool to measure the performance of your fund against funds with similar objectives. Although we continue to show the Dow Jones target-date indexes in our Growth of $10,000 tables following this letter, we believe these indexes are not as good a fit as our combined index portfolios because their asset class or sector weightings do not accurately match those of our funds.

RETIREMENT INCOME FUND
The Retirement Income Fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income generation. A “fund of funds” approach pursues these objectives by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds. With exposure to multiple asset classes, sectors, and styles that may perform differently under different market conditions, the fund seeks to provide attractive returns and appropriate portfolio volatility. Unlike the other T. Rowe Price Retirement Funds whose allocations gradually become more conservative, the Retirement Income Fund seeks to maintain a consistent neutral allocation over time. As of November 30, 2008, the fund’s neutral allocation was 40% stocks and 60% bonds and short-term investments.

Shares of the Retirement Income Fund declined sharply over the six-month period ended November 30, 2008, posting a -20.31% return. The fund’s performance lagged its combined index portfolio return of -16.93% but outperformed the -26.70% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

An overweight position in equities relative to fixed-income securities hurt performance as bonds outperformed stocks across the board. Weak security selection among large-cap U.S. stocks offset the relatively strong performance of our domestic mid-cap holdings. Non-U.S. equities underperformed relative to the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our inclusion of high-yield bonds also hurt relative fixed-income performance as this sector significantly underperformed investment-grade bonds. This negative result was mitigated by our decision to tactically underweight high-yield bonds relative to investment-grade bonds as well as the relative outperformance of the T. Rowe Price High Yield Fund versus its benchmark, the Credit Suisse High Yield Index. Turmoil in credit markets and the resulting flight to quality drove investors to favor Treasuries and cash, contributing to relative weakness among the fund’s short-term bond holdings. (Please see the Performance and Strategy Review on page 8 for a closer look at the fund’s performance.)

As of November 30, 2008, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 28. Based on attractive equity valuations, a lower interest rate environment, and supportive government policy initiatives, our Asset Allocation Committee modestly increased the fund’s overweight target allocation to stocks versus bonds relative to the neutral allocation. At the end of the period, the target allocations were 57.50% for bond and short-term fixed-income funds—down from 58.00% on May 31—and 42.50% for stock funds—up from 42.00% six months ago. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2005 FUND
The Retirement 2005 Fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income generation. A fund-of-funds approach pursues these objectives by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds. The fund’s age-appropriate asset allocation formula systematically adjusts to a more conservative investment mix as the target date approaches—and continues to adjust for another 30 years after the target retirement date. With exposure to multiple asset classes, sectors, and styles that may perform differently under different market conditions, the fund seeks to provide attractive returns and appropriate portfolio volatility. As of November 30, 2008, the fund’s neutral asset allocation was 49% stocks and 51% bonds and short-term investments.

Shares of the Retirement 2005 Fund declined sharply over the six-month period ended November 30, 2008, posting a -23.85% return. The fund’s performance lagged its combined index portfolio return of -20.62% but outperformed the -26.24% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

An overweight position in equities relative to fixed-income securities hurt performance as bonds outperformed stocks across the board. Weak security selection among large-cap U.S. stocks offset the relatively strong performance of our domestic mid-cap holdings. Non-U.S. equities underperformed relative to the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our inclusion of high-yield bonds also hurt relative fixed-income performance as this sector significantly underperformed investment-grade bonds. This negative result was mitigated by our decision to tactically underweight high-yield bonds relative to investment-grade bonds as well as the relative outperformance of the T. Rowe Price High Yield Fund versus its benchmark, the Credit Suisse High Yield Index. Turmoil in credit markets and the resulting flight to quality drove investors to favor Treasuries and cash, contributing to relative weakness among the fund’s short-term bond holdings. (Please see the Performance and Strategy Review on page 8 for a closer look at the fund’s performance.)

As of November 30, 2008, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 28. Based on attractive equity valuations, a lower interest rate environment, and supportive government policy initiatives, our Asset Allocation Committee maintained the fund’s overweight target allocation to stocks versus bonds relative to the neutral allocation. At the end of the period, the target allocations were 48.50% for bond and short-term fixed-income funds and 51.50% for stock funds—unchanged from six months ago. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2010 FUND
The Retirement 2010 Fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income generation. A fund-of-funds approach pursues these objectives by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds. The fund’s age-appropriate asset allocation formula systematically adjusts to a more conservative investment mix as the target date approaches—and continues to adjust for another 30 years after the target retirement date. With exposure to multiple asset classes, sectors, and styles that may perform differently under different market conditions, the fund seeks to provide attractive returns and appropriate portfolio volatility. As of November 30, 2008, the fund’s neutral asset allocation was 58.5% stocks and 41.5% bonds and short-term investments.

Shares of the Retirement 2010 Fund declined sharply over the six-month period ended November 30, 2008, posting a -28.09% return. The fund’s performance lagged both its combined index portfolio return of -24.37% and the -26.24% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

An overweight position in equities relative to fixed-income securities hurt performance as bonds outperformed stocks across the board. Weak security selection among large-cap U.S. stocks offset the relatively strong performance of our domestic mid-cap holdings. Non-U.S. equities underperformed relative to the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our inclusion of high-yield bonds also hurt relative fixed-income performance as this sector significantly underperformed investment-grade bonds. This negative result was mitigated by our decision to tactically underweight high-yield bonds relative to investment-grade bonds as well as the relative outperformance of the T. Rowe Price High Yield Fund versus its benchmark, the Credit Suisse High Yield Index. Turmoil in credit markets and the resulting flight to quality drove investors to favor Treasuries and cash, contributing to relative weakness among the fund’s short-term bond holdings. (Please see the Performance and Strategy Review on page 8 for a closer look at the fund’s performance.)

As of November 30, 2008, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 29. Our Asset Allocation Committee maintained the fund’s overweight target allocation to stocks versus bonds relative to the neutral allocation, although it is slightly lower than six months ago. At the end of the period, the target allocations were 39.00% for bond and short-term fixed-income funds—up from 38.50% on May 31—and 61.00% for stock funds—down from 61.50% at the end of the last reporting period. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2015 FUND
The Retirement 2015 Fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income generation. A fund-of-funds approach pursues these objectives by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds. The fund’s age-appropriate asset allocation formula systematically adjusts to a more conservative investment mix as the target date approaches—and continues to adjust for another 30 years after the target retirement date. With exposure to multiple asset classes, sectors, and styles that may perform differently under different market conditions, the fund seeks to provide attractive returns and appropriate portfolio volatility. As of November 30, 2008, the fund had a neutral asset allocation of 67% stocks and 33% bonds and short-term investments.

Shares of the Retirement 2015 Fund declined sharply over the six-month period ended November 30, 2008, posting a -31.49% return. The fund’s performance lagged its combined index portfolio return of -27.54% and modestly trailed the -29.24% return in the Lipper average for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

An overweight position in equities relative to fixed-income securities hurt performance as bonds outperformed stocks across the board. Weak security selection among large-cap U.S. stocks offset the relatively strong performance of our domestic mid-cap holdings. Non-U.S. equities underperformed relative to the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our inclusion of high-yield bonds also hurt relative fixed-income performance as this sector significantly underperformed investment-grade bonds. This negative result was mitigated by our decision to tactically underweight high-yield bonds relative to investment-grade bonds as well as the relative outperformance of the T. Rowe Price High Yield Fund versus its benchmark, the Credit Suisse High Yield Index. Turmoil in credit markets and the resulting flight to quality drove investors to favor Treasuries and cash, contributing to relative weakness among the fund’s short-term bond holdings. (Please see the Performance and Strategy Review on page 8 for a closer look at the fund’s performance.)

As of November 30, 2008, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 29. Our Asset Allocation Committee maintained the fund’s overweight target allocation to stocks versus bonds relative to the neutral allocation, although it is slightly lower than six months ago. At the end of the period, the target allocations were 30.50% for bond and short-term fixed-income funds—up from 30.00% on May 31—and 69.50% for stock funds—down from 70.00% at the end of the last reporting period. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2020 FUND
The Retirement 2020 Fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income generation. A fund-of-funds approach pursues these objectives by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds. The fund’s age-appropriate asset allocation formula systematically adjusts to a more conservative investment mix as the target date approaches—and continues to adjust for another 30 years after the target retirement date. With exposure to multiple asset classes, sectors, and styles that may perform differently under different market conditions, the fund seeks to provide attractive returns and appropriate portfolio volatility. As of November 30, 2008, the fund had a neutral asset allocation of 75% stocks and 25% bonds and short-term investments.

Shares of the Retirement 2020 Fund declined sharply over the six-month period ended November 30, 2008, posting a -34.58% return. The fund’s performance lagged both the fund’s combined index portfolio return of -30.36% and the -30.63% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

An overweight position in equities relative to fixed-income securities hurt performance as bonds outperformed stocks across the board. Weak security selection among large-cap U.S. stocks offset the relatively strong performance of our domestic mid-cap holdings. Non-U.S. equities underperformed relative to the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our inclusion of high-yield bonds also hurt relative fixed-income performance as this sector significantly underperformed investment-grade bonds. This negative result was mitigated by our decision to tactically underweight high-yield bonds relative to investment-grade bonds as well as the relative outperformance of the T. Rowe Price High Yield Fund versus its benchmark, the Credit Suisse High Yield Index. Turmoil in credit markets and the resulting flight to quality drove investors to favor Treasuries and cash, contributing to relative weakness among the fund’s short-term bond holdings. (Please see the Performance and Strategy Review on page 8 for a closer look at the fund’s performance.)

As of November 30, 2008, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 30. Based on attractive equity valuations, a lower interest rate environment, and supportive government policy initiatives, our Asset Allocation Committee maintained the fund’s overweight target allocation to stocks versus bonds relative to the neutral allocation. At the end of the period, the target allocations were 22.50% for bond and short-term fixed-income funds and 77.50% for stock funds, unchanged from six months ago. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2025 FUND
The Retirement 2025 Fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income generation. A fund-of-funds approach pursues these objectives by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds. The fund’s age-appropriate asset allocation formula systematically adjusts to a more conservative investment mix as the target date approaches—and continues to adjust for another 30 years after the target retirement date. With exposure to multiple asset classes, sectors, and styles that may perform differently under different market conditions, the fund seeks to provide attractive returns and appropriate portfolio volatility. As of November 30, 2008, the fund had a neutral asset allocation of 81.5% stocks and 18.5% bonds.

Shares of the Retirement 2025 Fund declined sharply over the six-month period ended November 30, 2008, posting a -36.89% return. The fund’s performance lagged the combined index portfolio return of -32.67% and modestly trailed the -35.42% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

An overweight position in equities relative to fixed-income securities hurt performance as bonds outperformed stocks across the board. Weak security selection among large-cap U.S. stocks offset the relatively strong performance of our domestic mid-cap holdings. Non-U.S. equities underperformed relative to the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our inclusion of high-yield bonds also hurt relative fixed-income performance as this sector significantly underperformed investment-grade bonds. This negative result was mitigated by our decision to tactically underweight high-yield bonds relative to investment-grade bonds as well as the relative outperformance of the T. Rowe Price High Yield Fund versus its benchmark, the Credit Suisse High Yield Index. (Please see the Performance and Strategy Review on page 8 for a closer look at the fund’s performance.)

As of November 30, 2008, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 30. Based on attractive equity valuations, a lower interest rate environment, and supportive government policy initiatives, our Asset Allocation Committee maintained the fund’s overweight target allocation to stocks versus bonds relative to the neutral allocation. At the end of the period, the target allocations were 16.00% for bond mutual funds and 84.00% for stock funds, unchanged from six months ago. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2030 FUND
The Retirement 2030 Fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income generation. A fund-of-funds approach pursues these objectives by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds. The fund’s age-appropriate asset allocation formula systematically adjusts to a more conservative investment mix as the target date approaches—and continues to adjust for another 30 years after the target retirement date. With exposure to multiple asset classes, sectors, and styles that may perform differently under different market conditions, the fund seeks to provide attractive returns and appropriate portfolio volatility. As of November 30, 2008, the fund had a neutral asset allocation of 86.50% stocks and 13.50% bonds.

Shares of the Retirement 2030 Fund declined sharply over the six-month period ended November 30, 2008, posting a -38.69% return. The fund’s performance lagged the combined index portfolio return of -34.38% and modestly trailed the -36.73% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

An overweight position in equities relative to fixed-income securities hurt performance as bonds outperformed stocks across the board. Weak security selection among large-cap U.S. stocks offset the relatively strong performance of our domestic mid-cap holdings. Non-U.S. equities underperformed relative to the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our inclusion of high-yield bonds also hurt relative fixed-income performance as this sector significantly underperformed investment-grade bonds. This negative result was mitigated by our decision to tactically underweight high-yield bonds relative to investment-grade bonds as well as the relative outperformance of the T. Rowe Price High Yield Fund versus its benchmark, the Credit Suisse High Yield Index. (Please see the Performance and Strategy Review on page 8 for a closer look at the fund’s performance.)

As of November 30, 2008, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 31. Based on attractive equity valuations, a lower interest rate environment, and supportive government policy initiatives, our Asset Allocation Committee maintained the fund’s overweight target allocation to stocks versus bonds relative to the neutral allocation. At the end of the period, the target allocations were 11.00% for bond mutual funds and 89.00% for stock funds, unchanged from six months ago. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2035 FUND
RETIREMENT 2040 FUND
RETIREMENT 2045 FUND
RETIREMENT 2050 FUND
RETIREMENT 2055 FUND
The Retirement 2035, 2040, 2045, 2050, and 2055 Funds seek the highest total return over time consistent with an emphasis on both capital appreciation and income generation. A fund-of-funds approach pursues these objectives by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds. The funds’ age-appropriate asset allocation formulas systematically adjust to more conservative investment mixes as the target date of each fund approaches—and continues to adjust for another 30 years after the target retirement date. With exposure to multiple asset classes, sectors, and styles that may perform differently under different market conditions, the funds seek to provide attractive returns and appropriate portfolio volatility.

These funds will follow similar investment paths for several years before their asset allocations begin to diverge. As of November 30, 2008, each of the funds had a neutral asset allocation of 90% stocks and 10% bonds.

Although each fund has a different Dow Jones target benchmark (shown in the Growth of $10,000 graphs after this letter), the funds share the same combined index portfolio. Each fund is managed as a separate portfolio. The total returns of each fund will vary because of asset flows, differing allocations to underlying funds, and other factors.

• Retirement 2035 Fund: Shares of the Retirement 2035 Fund declined sharply over the six-month period ended November 30, 2008, posting a -39.71% return. The fund’s performance lagged both its combined index portfolio return of -35.51% and the -36.66% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

• Retirement 2040 Fund: Shares of the Retirement 2040 Fund declined sharply over the six-month period ended November 30, 2008, posting a -39.70% return. The fund’s performance lagged its combined index portfolio return of -35.51% and was in line with the -38.57% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

• Retirement 2045 Fund: Shares of the Retirement 2045 Fund declined sharply over the six-month period ended November 30, 2008, posting a -39.73% return. The fund’s performance lagged its combined index portfolio return of -35.51% and was in line with the -38.75% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

• Retirement 2050 Fund: Shares of the Retirement 2050 Fund declined sharply over the six-month period ended November 30, 2008, posting a -39.67% return. The fund’s performance lagged its combined index portfolio return of -35.51% and was in line with the -39.40% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

• Retirement 2055 Fund: Shares of the Retirement 2055 Fund declined sharply over the six-month period ended November 30, 2008, posting a -39.77% return. The fund’s performance lagged its combined index portfolio return of -35.51% and was in line with the -39.40% Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

An overweight position in equities relative to fixed-income securities hurt performance as bonds outperformed stocks across the board. Weak security selection among large-cap U.S. stocks offset the relatively strong performance of our domestic mid-cap holdings. Non-U.S. equities underperformed relative to the MSCI All Country World ex-U.S. Index across all portfolios for the period. Our inclusion of high-yield bonds also hurt relative fixed-income performance as this sector significantly underperformed investment-grade bonds. This negative effect was mitigated by our decision to tactically underweight high-yield bonds relative to investment-grade bonds as well as the relative outperformance of the T. Rowe Price High Yield Fund versus its benchmark, the Credit Suisse High Yield Index. (Please see the Performance and Strategy Review on page 8 for a closer look at each fund’s performance.)

As of November 30, 2008, the funds’ assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on pages 31-33. Based on attractive equity valuations, a lower interest rate environment, and supportive government policy initiatives, our Asset Allocation Committee increased the funds’ already overweight target allocation to stocks versus bonds relative to the neutral allocation. At the end of the period, the target allocations were 7.50% for bond mutual funds—down from 8.00% at the end of May—and 92.50% for stock funds—up from 92.00% six months ago. The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

OUTLOOK

Although we cannot predict precisely when a recovery will occur, we are confident that the economic landscape will eventually improve. First, the public sector response has been timely, comprehensive, and globally coordinated. Applying the lessons learned from previous financial and economic shocks, central banks and governments around the world are taking extraordinary steps in their efforts to stem the crisis. Second, the private sector is not standing still. From past experience, challenging business environments often lead to innovations in products, processes, and infrastructure that better position corporations for long-term success.

While the U.S. economy is slowing, we believe that recent market movements have already priced in significant weakness. Based on attractive valuations, lower interest rates, and supportive government policy actions, we are maintaining our overweight position in equities relative to fixed income. At current valuations, we believe that both emerging markets and non-U.S. developed market equities fairly reflect expected growth rates. While we maintain a bias toward growth over value stocks, we have pared back on our overweight as the valuation differential between the two styles has moderated somewhat. We maintain an underweight position in small-cap stocks relative to large-caps, which should benefit from larger geographic income sources than their smaller counterparts.

In the fixed-income universe, we are currently underweighting high-yield bonds relative to investment-grade corporate bonds as fundamental and technical factors have deteriorated substantially in the current market environment, leading to increased risk of default for some high-yield issuers. However, we are monitoring the situation carefully as the relative valuation differential may become too attractive to ignore. We maintain a portfolio bias in favor of U.S. investment-grade bonds over non-U.S. dollar-denominated bonds to limit the potential impact of exchange rate volatility. Although lower inflation should ease pressure on interest rates in emerging market economies, we see increasing macroeconomic risks and therefore favor investment-grade bonds over emerging market bonds.

The recent market turmoil has been extremely challenging. Although we have no control over financial markets, we do control our approach to these markets. The benefits that initially draw investors to our Retirement Funds—professional asset allocation, broad diversification, and systematic rebalancing—may be even more important in today’s challenging environment. When emotions recede and markets eventually settle down, we believe that fundamentals will once again drive investment performance. And through all of the ups and downs, we remain committed to our disciplined approach, drawing upon our independent research and experienced judgment to separate the fickle fads from the enduring trends. In our experience, a steady, focused approach is the best way to pursue your long-term investment success.

Thank you for your continuing confidence in T. Rowe Price.

Respectfully submitted,

Edmund M. Notzon III
President and chairman of the funds’ Investment Advisory Committee

Jerome A. Clark
Vice president and portfolio manager

December 18, 2008

RISKS OF INVESTING

The Retirement Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. Diversification cannot assure a profit or protect against loss in a down market.

GLOSSARY

Barclays Capital U.S. Aggregate Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities. Formerly known as the Lehman Brothers U.S. Aggregate Index.

Barclays Capital 1-3 Year Government/Credit Index: An unmanaged index that tracks short-term debt instruments.

Citigroup 3-Month U.S. Treasury Bill Index: An index designed to track short-term government securities.

Combined Index Portfolios: Blended index portfolios created as custom benchmarks for each of the Retirement Funds. The Combined Index Portfolios are composed of the following indexes:

Retirement Income Fund—An unmanaged portfolio composed of 32.00% Russell 3000 Index, 30.00% Barclays Capital U.S. Aggregate Index, 30.00% Citigroup 90-Day U.S. Treasury Bill Index, and 8.00% MSCI All Country World ex-U.S Index.

Retirement 2005 Fund—An unmanaged portfolio composed of 39.25% Russell 3000 Index, 38.00% Barclays Capital U.S. Aggregate Index, 13.00% Citigroup 90-Day U.S. Treasury Bill Index, and 9.75% MSCI All Country World ex-U.S Index.

Retirement 2010 Fund—An unmanaged portfolio composed of 47.00% Russell 3000 Index, 33.50% Barclays Capital U.S. Aggregate Index, 8.00% Citigroup 90-Day U.S. Treasury Bill Index, and 11.50% MSCI All Country World ex-U.S Index.

Retirement 2015 Fund—An unmanaged portfolio composed of 53.75% Russell 3000 Index, 28.50% Barclays Capital U.S. Aggregate Index, 4.50% Citigroup 90-Day U.S. Treasury Bill Index, and 13.25% MSCI All Country World ex-U.S Index.

Retirement 2020 Fund—An unmanaged portfolio composed of 60.00% Russell 3000 Index, 23.00% Barclays Capital U.S. Aggregate Index, 2.00% Citigroup 90-Day U.S. Treasury Bill Index, and 15.00% MSCI All Country World ex-U.S Index.

Retirement 2025 Fund—An unmanaged portfolio composed of 65.25% Russell 3000 Index, 18.50% Barclays Capital U.S. Aggregate Index, and 16.25% MSCI All Country World ex-U.S Index.

Retirement 2030 Fund—An unmanaged portfolio composed of 69.25% Russell 3000 Index, 13.50% Barclays Capital U.S. Aggregate Index, and 17.25% MSCI All Country World ex-U.S Index.

Retirement 2035, 2040, 2045, 2050, and 2055 Funds—An unmanaged portfolio composed of 72.00% Russell 3000 Index, 10.00% Barclays Capital U.S. Aggregate Index, and 18.00% MSCI All Country World ex-U.S Index.

Credit Suisse High Yield Index: An index designed to track the U.S. dollar-denominated high-yield bond market.

Dow Jones Moderately Conservative Portfolio Index: An index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index.

Dow Jones Target Date Portfolio Indexes: A series of unmanaged indexes composed of different allocations of stocks, bonds, and short-term investments that reflect reductions in potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

Lipper averages: Consist of all mutual funds in a particular category as tracked by Lipper Inc.

MSCI All Country World ex-U.S. Index: An index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). An unmanaged index representing developed and emerging equity markets around the world excluding those in the United States.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P 500 Stock Index: An index that tracks the stocks of 500 primarily large U.S. companies.

Yield curve: A graph depicting the relationship between yields and maturity dates for a set of similar securities. These curves are continually changing. One of the key activities in managing any fixed-income portfolio is to study trends reflected by comparative yield curves.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/08

Retirement Income Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	30.00%	30.62%	Short-Term Income
Domestic Bonds	23.45	24.21	New Income
High-Yield Bonds	3.95	3.67	High Yield
International Bonds	0.05	0.04	Emerging Markets Bond
	0.05	0.04	International Bond
Large-Cap Stocks	27.20	26.85	Equity Index 500
Mid-Cap Stocks	2.20	2.15	Mid-Cap Growth
	1.85	1.83	Mid-Cap Value
Small-Cap Stocks	0.95	0.92	New Horizons
	0.90	0.89	Small-Cap Stock
	0.85	0.82	Small-Cap Value
International Stocks	1.30	1.16	Emerging Markets Stock
	2.20	2.07	International Growth & Income
	2.65	2.44	International Stock
	2.40	2.28	Overseas Stock

Retirement 2005 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	13.00%	13.34%	Short-Term Income
Domestic Bonds	31.10	32.18	New Income
High-Yield Bonds	4.30	4.32	High Yield
International Bonds	0.05	0.02	Emerging Markets Bond
	0.05	0.01	International Bond
Large-Cap Stocks	32.00	31.66	Equity Index 500
	1.00	1.03	Growth Stock
	0.00	0.00	Value
Mid-Cap Stocks	2.65	2.57	Mid-Cap Growth
	2.25	2.14	Mid-Cap Value
Small-Cap Stocks	1.15	1.10	New Horizons
	1.10	1.07	Small-Cap Stock
	1.05	1.01	Small-Cap Value
International Stocks	1.55	1.38	Emerging Markets Stock
	2.65	2.47	International Growth & Income
	3.20	2.94	International Stock
	2.90	2.74	Overseas Stock

Portfolio Highlights

As of 11/30/08

Retirement 2010 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	8.00%	8.25%	Short-Term Income
Domestic Bonds	26.50	27.51	New Income
High-Yield Bonds	4.40	4.68	High Yield
International Bonds	0.05	0.02	Emerging Markets Bond
	0.05	0.02	International Bond
Large-Cap Stocks	27.90	28.23	Equity Index 500
	6.45	6.21	Growth Stock
	4.70	4.35	Value
Mid-Cap Stocks	3.15	3.07	Mid-Cap Growth
	2.70	2.58	Mid-Cap Value
Small-Cap Stocks	1.40	1.31	New Horizons
	1.25	1.19	Small-Cap Stock
	1.25	1.18	Small-Cap Value
International Stocks	1.80	1.59	Emerging Markets Stock
	3.15	3.01	International Growth & Income
	3.80	3.54	International Stock
	3.45	3.28	Overseas Stock

Retirement 2015 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	4.50%	4.66%	Short-Term Income
Domestic Bonds	21.30	22.18	New Income
High-Yield Bonds	4.60	4.91	High Yield
International Bonds	0.05	0.04	Emerging Markets Bond
	0.05	0.05	International Bond
Large-Cap Stocks	23.60	24.02	Equity Index 500
	11.45	11.19	Growth Stock
	9.40	9.04	Value
Mid-Cap Stocks	3.60	3.49	Mid-Cap Growth
	3.05	2.97	Mid-Cap Value
Small-Cap Stocks	1.60	1.47	New Horizons
	1.45	1.34	Small-Cap Stock
	1.45	1.49	Small-Cap Value
International Stocks	2.10	1.83	Emerging Markets Stock
	3.55	3.41	International Growth & Income
	4.30	4.07	International Stock
	3.95	3.84	Overseas Stock

Portfolio Highlights

As of 11/30/08

Retirement 2020 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	2.00%	2.09%	Short-Term Income
Domestic Bonds	16.10	16.83	New Income
High-Yield Bonds	4.30	4.63	High Yield
International Bonds	0.05	0.05	Emerging Markets Bond
	0.05	0.05	International Bond
Large-Cap Stocks	19.55	19.74	Equity Index 500
	16.15	15.97	Growth Stock
	13.90	13.54	Value
Mid-Cap Stocks	4.00	3.96	Mid-Cap Growth
	3.40	3.34	Mid-Cap Value
Small-Cap Stocks	1.75	1.74	New Horizons
	1.60	1.58	Small-Cap Stock
	1.60	1.60	Small-Cap Value
International Stocks	2.35	2.07	Emerging Markets Stock
	4.00	3.94	International Growth & Income
	4.80	4.60	International Stock
	4.40	4.30	Overseas Stock

Retirement 2025 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	12.05%	12.55%	New Income
High-Yield Bonds	3.85	4.28	High Yield
International Bonds	0.05	0.05	Emerging Markets Bond
	0.05	0.06	International Bond
Large-Cap Stocks	16.45	16.58	Equity Index 500
	19.90	19.65	Growth Stock
	17.45	17.25	Value
Mid-Cap Stocks	4.35	4.30	Mid-Cap Growth
	3.70	3.64	Mid-Cap Value
Small-Cap Stocks	1.90	1.87	New Horizons
	1.75	1.73	Small-Cap Stock
	1.75	1.85	Small-Cap Value
International Stocks	2.50	2.21	Emerging Markets Stock
	4.30	4.26	International Growth & Income
	5.20	5.02	International Stock
	4.75	4.72	Overseas Stock

Portfolio Highlights

As of 11/30/08

Retirement 2030 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	8.10%	8.45%	New Income
High-Yield Bonds	2.80	3.19	High Yield
International Bonds	0.05	0.04	Emerging Markets Bond
	0.05	0.04	International Bond
Large-Cap Stocks	13.55	13.72	Equity Index 500
	23.00	22.80	Growth Stock
	20.45	20.41	Value
Mid-Cap Stocks	4.60	4.64	Mid-Cap Growth
	3.95	3.74	Mid-Cap Value
Small-Cap Stocks	2.00	1.94	New Horizons
	1.85	1.88	Small-Cap Stock
	1.85	1.98	Small-Cap Value
International Stocks	2.65	2.39	Emerging Markets Stock
	4.55	4.48	International Growth & Income
	5.50	5.32	International Stock
	5.05	5.00	Overseas Stock

Retirement 2035 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.35%	5.56%	New Income
High-Yield Bonds	2.05	2.51	High Yield
International Bonds	0.05	0.03	Emerging Markets Bond
	0.05	0.03	International Bond
Large-Cap Stocks	12.05	12.07	Equity Index 500
	24.90	24.75	Growth Stock
	22.25	22.62	Value
Mid-Cap Stocks	4.80	4.77	Mid-Cap Growth
	4.10	3.85	Mid-Cap Value
Small-Cap Stocks	2.10	2.11	New Horizons
	1.90	1.91	Small-Cap Stock
	1.90	1.94	Small-Cap Value
International Stocks	2.75	2.45	Emerging Markets Stock
	4.75	4.66	International Growth & Income
	5.75	5.55	International Stock
	5.25	5.19	Overseas Stock

Portfolio Highlights

As of 11/30/08

Retirement 2040 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.35%	5.56%	New Income
High-Yield Bonds	2.05	2.45	High Yield
International Bonds	0.05	0.03	Emerging Markets Bond
	0.05	0.03	International Bond
Large-Cap Stocks	12.05	12.14	Equity Index 500
	24.90	24.68	Growth Stock
	22.25	22.64	Value
Mid-Cap Stocks	4.80	4.71	Mid-Cap Growth
	4.10	3.94	Mid-Cap Value
Small-Cap Stocks	2.10	2.07	New Horizons
	1.90	1.91	Small-Cap Stock
	1.90	1.98	Small-Cap Value
International Stocks	2.75	2.45	Emerging Markets Stock
	4.75	4.65	International Growth & Income
	5.75	5.56	International Stock
	5.25	5.20	Overseas Stock

Retirement 2045 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.35%	5.57%	New Income
High-Yield Bonds	2.05	2.29	High Yield
International Bonds	0.05	0.04	Emerging Markets Bond
	0.05	0.05	International Bond
Large-Cap Stocks	12.05	12.24	Equity Index 500
	24.90	24.62	Growth Stock
	22.25	22.59	Value
Mid-Cap Stocks	4.80	4.78	Mid-Cap Growth
	4.10	3.88	Mid-Cap Value
Small-Cap Stocks	2.10	2.09	New Horizons
	1.90	1.93	Small-Cap Stock
	1.90	1.96	Small-Cap Value
International Stocks	2.75	2.46	Emerging Markets Stock
	4.75	4.70	International Growth & Income
	5.75	5.57	International Stock
	5.25	5.22	Overseas Stock

Portfolio Highlights

As of 11/30/08

Retirement 2050 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.35%	5.52%	New Income
High-Yield Bonds	2.05	1.89	High Yield
International Bonds	0.05	0.11	Emerging Markets Bond
	0.05	0.12	International Bond
Large-Cap Stocks	12.05	13.07	Equity Index 500
	24.90	24.72	Growth Stock
	22.25	22.09	Value
Mid-Cap Stocks	4.80	4.71	Mid-Cap Growth
	4.10	3.93	Mid-Cap Value
Small-Cap Stocks	2.10	2.02	New Horizons
	1.90	1.87	Small-Cap Stock
	1.90	1.96	Small-Cap Value
International Stocks	2.75	2.49	Emerging Markets Stock
	4.75	4.70	International Growth & Income
	5.75	5.59	International Stock
	5.25	5.21	Overseas Stock

Retirement 2055 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.35%	5.34%	New Income
High-Yield Bonds	2.05	2.13	High Yield
International Bonds	0.05	0.07	Emerging Markets Bond
	0.05	0.08	International Bond
Large-Cap Stocks	12.05	13.03	Equity Index 500
	24.90	24.63	Growth Stock
	22.25	21.81	Value
Mid-Cap Stocks	4.80	4.82	Mid-Cap Growth
	4.10	3.96	Mid-Cap Value
Small-Cap Stocks	2.10	2.08	New Horizons
	1.90	1.87	Small-Cap Stock
	1.90	2.00	Small-Cap Value
International Stocks	2.75	2.59	Emerging Markets Stock
	4.75	4.72	International Growth & Income
	5.75	5.63	International Stock
	5.25	5.26	Overseas Stock

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

QUARTER-END RETURNS

			Since	Inception
Periods Ended 9/30/08	One Year	Five Years	Inception	Date

Retirement Income Fund	-9.42%	4.84%	6.41%	9/30/02
Retirement Income Fund–Advisor Class	-9.55	–	4.19	10/31/03
Retirement Income Fund–R Class	-9.86	–	3.98	10/31/03

Retirement 2005 Fund	-12.09	–	3.86	2/27/04
Retirement 2005 Fund–Advisor Class	-12.34	–	-8.74	5/31/07
Retirement 2005 Fund–R Class	-12.57	–	-8.98	5/31/07

Retirement 2010 Fund	-14.93	5.98	8.20	9/30/02
Retirement 2010 Fund–Advisor Class	-15.16	–	4.99	10/31/03
Retirement 2010 Fund–R Class	-15.39	–	4.75	10/31/03

Retirement 2015 Fund	-17.08	–	3.80	2/27/04
Retirement 2015 Fund–Advisor Class	-17.32	–	-12.90	5/31/07
Retirement 2015 Fund–R Class	-17.55	–	-13.13	5/31/07

Retirement 2020 Fund	-19.25	6.25	8.92	9/30/02
Retirement 2020 Fund–Advisor Class	-19.44	–	5.13	10/31/03
Retirement 2020 Fund–R Class	-19.68	–	4.88	10/31/03

Retirement 2025 Fund	-20.83	–	3.71	2/27/04
Retirement 2025 Fund–Advisor Class	-21.06	–	-16.07	5/31/07
Retirement 2025 Fund–R Class	-21.28	–	-16.29	5/31/07

Retirement 2030 Fund	-22.17	6.62	9.44	9/30/02
Retirement 2030 Fund–Advisor Class	-22.32	–	5.35	10/31/03
Retirement 2030 Fund–R Class	-22.55	–	5.10	10/31/03

Retirement 2035 Fund	-22.86	–	3.55	2/27/04
Retirement 2035 Fund–Advisor Class	-23.01	–	-17.68	5/31/07
Retirement 2035 Fund–R Class	-23.30	–	-17.95	5/31/07

Retirement 2040 Fund	-22.82	6.48	9.37	9/30/02
Retirement 2040 Fund–Advisor Class	-23.01	–	5.20	10/31/03
Retirement 2040 Fund–R Class	-23.21	–	4.96	10/31/03

Retirement 2045 Fund	-22.83	–	2.34	5/31/05
Retirement 2045 Fund–Advisor Class	-23.06	–	-17.66	5/31/07
Retirement 2045 Fund–R Class	-23.22	–	-17.84	5/31/07

Retirement 2050 Fund	-22.83	–	-8.97	12/29/06
Retirement 2050 Fund–Advisor Class	-23.04	–	-9.20	12/29/06
Retirement 2050 Fund–R Class	-23.07	–	-9.31	12/29/06

Retirement 2055 Fund	-22.83	–	-8.97	12/29/06
Retirement 2055 Fund–Advisor Class	-23.02	–	-17.65	5/31/07
Retirement 2055 Fund–R Class	-23.21	–	-17.86	5/31/07

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

EXPENSE RATIO

Retirement Income Fund	0.55%
Retirement Income Fund–Advisor Class	0.80
Retirement Income Fund–R Class	1.05

Retirement 2005 Fund	0.58
Retirement 2005 Fund–Advisor Class	0.83
Retirement 2005 Fund–R Class	1.08

Retirement 2010 Fund	0.61
Retirement 2010 Fund–Advisor Class	0.86
Retirement 2010 Fund–R Class	1.11

Retirement 2015 Fund	0.65
Retirement 2015 Fund–Advisor Class	0.90
Retirement 2015 Fund–R Class	1.15

Retirement 2020 Fund	0.68
Retirement 2020 Fund–Advisor Class	0.93
Retirement 2020 Fund–R Class	1.18

Retirement 2025 Fund	0.70
Retirement 2025 Fund–Advisor Class	0.95
Retirement 2025 Fund–R Class	1.20

Retirement 2030 Fund	0.72
Retirement 2030 Fund–Advisor Class	0.97
Retirement 2030 Fund–R Class	1.22

Retirement 2035 Fund	0.73
Retirement 2035 Fund–Advisor Class	0.98
Retirement 2035 Fund–R Class	1.23

Retirement 2040 Fund	0.73
Retirement 2040 Fund–Advisor Class	0.98
Retirement 2040 Fund–R Class	1.23

Retirement 2045 Fund	0.73
Retirement 2045 Fund–Advisor Class	0.98
Retirement 2045 Fund–R Class	1.23

Retirement 2050 Fund	0.73
Retirement 2050 Fund–Advisor Class	0.98
Retirement 2050 Fund–R Class	1.23

Retirement 2055 Fund	0.73
Retirement 2055 Fund–Advisor Class	0.98
Retirement 2055 Fund–R Class	1.23

The expense ratios shown are as of the funds’ fiscal year ended 5/31/08. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, do not include fee or expense waivers.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; and R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 11/30/08	Year Ended 5/31/08
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 22,054	$ 43,867
Net realized gain (loss)	(20,280)	13,960
Change in net unrealized loss	(299,927)	(46,015)
Increase (decrease) in net assets from operations	(298,153)	11,812
Distributions to shareholders		
Net investment income		
Investor Class	(19,309)	(39,996)
Advisor Class	(1,873)	(2,417)
R Class	(872)	(1,454)
Net realized gain		
Investor Class	–	(13,083)
Advisor Class	–	(832)
R Class	–	(589)
Decrease in net assets from distributions	(22,054)	(58,371)
Capital share transactions*		
Shares sold		
Investor Class	255,529	663,156
Advisor Class	50,920	104,067
R Class	28,628	49,963
Distributions reinvested		
Investor Class	18,498	51,713
Advisor Class	1,846	3,217
R Class	871	2,038
Shares redeemed		
Investor Class	(346,017)	(392,883)
Advisor Class	(22,815)	(36,867)
R Class	(22,743)	(22,602)
Increase (decrease) in net assets from capital share transactions	(35,283)	421,802
Net Assets		
Increase (decrease) during period	(355,490)	375,243
Beginning of period	1,499,754	1,124,511
End of period	**$ 1,144,264**	**$ 1,499,754**

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

The fund has three classes of shares: the Retirement Income Fund original share class, referred to in this report as the Investor Class, offered since September 30, 2002; Retirement Income Fund – Advisor Class (Advisor Class), offered since October 31, 2003; and Retirement Income Fund – R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the financial statements may differ from the value the funds receive upon sale of the underlying Price funds.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Realized gains and losses are reported on the identified cost basis. Distributions to the fund’s shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average net assets. Investment income and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

New Accounting Pronouncements On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The fund’s investments are summarized by level, based on the inputs used to determine their values. On November 30, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the six months ended November 30, 2008, aggregated $238,123,000 and $273,375,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2008.

At November 30, 2008, the cost of investments for federal income tax purposes was $1,402,225,000. Net unrealized loss aggregated $257,866,000 at period-end, of which $0 related to appreciated investments and $257,866,000 related to appreciated investments.

NOTE 5 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. In addition, however, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At November 30, 2008, the fund held approximately 30% of the outstanding shares of the Short-Term Income Fund and less than 25% of any other underlying Price Fund.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 15, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	January 15, 2009